Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Warrant liability	$ 180	$ 232	$ 1,105
Maximum maturity period of cash and cash equivalents	90 days	90 days
Maximum maturity period of short-term investments	1 year	1 year
Series A and Series B Warrants issued in July 2014 Financing [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Warrants outstanding and exercisable	0	0
Maximum [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Maturity period of securities	1 year	1 year